United States
     Securities And Exchange Commission
           Washington, DC  20549

               FORM  13F

         FORM  13F  COVER PAGE

Report for the Calendar Year or Quarter Ended:
December 31, 2005

Check here if Amendment [      ];Amendment #:
This Amendment (Check only one.):
[    ] is a restatement
[    ] adds new holdings entries.

Institutional Investment Manager Filing this
Report:

Name:   Dudley & Shanley, LLC
Address:  130 Maple Avenue
          Suite EB2
          Red Bank, NJ 07701

13F File Number:   801-30300

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this report on Behalf
Of Reporting Manager:

Name:    Frank E. Shanley
Title:      Manager
Phone:    732.936.1030

Signature, Place, and Date of Signing:

Frank E. Shanley,Red Bank, NJ, January 11, 2006

Report Type (Check only one.)

[ X ]    13F   HOLDINGS REPORT
[   ]    13F   NOTICE
[   ]    13F   COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS
REQUIRED BY THE SECURITIES
EXCHANGE ACT OF 1934.





FORM  13F  SUMMARY  PAGE

Report  Summary:

Number of Other Included Managers: 0

Form 13F Info. Table Entry Total:

Form 13F Info. Table Value Total:

List of Other Included Managers: None

No.    13F    File Number     Name

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Alberto-Culver Co.             COM              013068101    14830   324150 SH       SOLE                   324150
Anadarko Petroleum             COM              032511107     7940    83800 SH       SOLE                    83800
BP Prudhoe Royalty Tr          COM              055630107      246     3700 SH       SOLE                     3700
British Petroleum              COM              055622104     1638    25500 SH       SOLE                    25500
Consol Energy, Inc.            COM              20854P109     9741   149450 SH       SOLE                   149450
Constellation Copper           COM              21036T209       90    75000 SH       SOLE                    75000
Evergreen Solar Inc.           COM              30033R108      106    10000 SH       SOLE                    10000
Exelon Corp.                   COM              30161N101      133     2500 SH       SOLE                     2500
Fastenal Co.                   COM              311900104    16835   430220 SH       SOLE                   430220
Gardner Denver, Inc.           COM              365558105    14809   300395 SH       SOLE                   300395
Goldcorp Inc.                  COM              380956409     1699    76250 SH       SOLE                    76250
Hathor Exploration             COM              419018106      169   656999 SH       SOLE                   656999
Health Mgmt. Assoc.            COM              421933102    15236   693800 SH       SOLE                   693800
Henry Schein Inc.              COM              806407102     9570   219300 SH       SOLE                   219300
Japan Small Cap. Fd            COM              47109U104    16858  1106200 SH       SOLE                  1106200
Jumbo Development              COM              48138P108      251   750000 SH       SOLE                   750000
Kit Resources                  COM              498020106     1803  3000000 SH       SOLE                  3000000
Linear Technology              COM              535678106    24036   666365 SH       SOLE                   666365
Mettler-Toledo Int'l           COM              592688105    16920   306526 SH       SOLE                   306526
Occidental Petroleum           COM              674599105    10691   133842 SH       SOLE                   133842
Portfolio Recovery             COM              73640Q105    13154   283250 SH       SOLE                   283250
Robert Half Int'l              COM              770323103    21912   578300 SH       SOLE                   578300
St. Mary Land & Exp.           COM              792228108    36810  1000000 SH       SOLE                  1000000
Walgreen Co.                   COM              931422109    16567   374300 SH       SOLE                   374300
Waters Corporation             COM              941848103    14981   396334 SH       SOLE                   396334